Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Transaction and Balance Amount Due to/from Related Parties

	Year ended December 31,
	2021	2022	2023
Services provided by the Group
Advertising and marketing service provided to related parties(1)	40,263	2,451	17

	Year ended December 31,
	2021	2022	2023
Services received by the Group
Advertisement costs charged from a related party(2)	103,275	14,564	345
Gaming cost sharing charged from a related party	11	—	—
Others advertising and promotional costs charged from a related party(4)	15,840	7,945	189

Balance amount with related parties

	As of
	December 31,2022	December 31,2023
Amount due from related parties(1)	48,802	45,787
Amount due to related parties(2)	592	154

(1)	For the years ended December 31, 2021, 2022 and 2023, the service fee of RMB40.3 million, RMB2.5 million and nil million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018.

As of December 31, 2022 and 2023, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB48.8 million and RMB45.8 million respectively.

Although the balance as of December 31, 2023 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.

(2)	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB103.3 million, RMB14.6 million and RMB0.3 million for the years ended December 31, 2021, 2022 and 2023, respectively.

(3)	For the years ended December 31, 2021, 2022 and 2023, the service fee charged from related parties represented the expense charged from companies under common control of the founder which provided the Group advertising and marketing related promotion services.